PENN SERIES FUNDS, INC.

Supplement dated May 20, 2019

to the Statement of Additional Information (“SAI”) dated May 1, 2019

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, the SAI is revised as follows:

1. The lead-in paragraph and directors table in the “Directors and Officers” section beginning on page 94 of the SAI is replaced by the following:

Directors and Officers

The business and affairs of the Company, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Five of the members are not “interested persons” of the Company as defined in the 1940 Act. Ms. McDonnell is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Director and Officer of the Company is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, Pennsylvania 19044.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Marie K. Karpinski (1949)	Director No set term; served since 2015.	Retired (2010 – Present).	29	None.
Joanne B. Mack* (1946)	Director No set term; served since 2013.	Vice President – Financial Services Consulting, Trianz (2012 – 2013); Management Consultant, self-employed (2009 – 2012; 2013 – Present).	29	None.
Archie C. MacKinlay (1955)	Director No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)	Director No set term; served since 2010.	Retired (2010 – Present); President, Destination Maternity Corporation (clothing) (1982 – 2010).	29	Director, CSS Industries.
David B. Pudlin (1949)	Director No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INTERESTED DIRECTORS
Eileen C. McDonnell (1962)	Director; Chairperson of the Board No set term; served since 2010.	Chief Executive Officer (2011 – Present), President (2010 – 2015), Chairperson of the Board (2013 – Present), Executive Vice President and Chief Marketing Officer (2008 – 2010), Penn Mutual; Director, PMAM (2010 – Present); President and Director (2010 – Present), Chairperson of the Board (2011 – Present), PIA.	29	Director, UHS of Delaware, Inc.

*	During the 2016 calendar year, Ms. Mack served as a consultant to a company that controls AllianceBernstein, a sub-adviser to the SMID Cap Value Fund

2. The “Beneficial Ownership of Equity Securities of Funds of the Company” table on page 99 is replaced by the following:

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Independent Directors
Marie K. Karpinski	None	None
Joanne B. Mack	None	None
Archie C. MacKinlay	None	None
Rebecca C. Matthias	None	None
David B. Pudlin	None	None
Interested Directors
Eileen C. McDonnell	None	None

3. The “Compensation of Directors and Officers for fiscal year ended December 31, 2018” table and the sentence that follows the table on page 99 is replaced by the following:

	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company
Independent Directors
Marie K. Karpinski	$85,000	None	None	$85,000
Joanne B. Mack	$91,000	None	None	$91,000
Archie C. MacKinlay	$85,000	None	None	$85,000
Rebecca C. Matthias	$97,000	None	None	$97,000
David B. Pudlin	$85,000	None	None	$85,000

The Company’s interested Directors and Officers receive no compensation from the Company for their services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8596    05/19